PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
VY
®
Columbia
Small Cap Value II Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.2%
Communication Services : 1.5%
7,150  Nexstar Media Group,
Inc.
$ 1,231,874
0.8
22,630
Shutterstock, Inc.
1,036,680
0.7
2,268,554
1.5
Consumer Discretionary : 12.7%
20,500
(1)
Adient PLC
674,860
0.4
16,489  Advance Auto Parts,
Inc.
1,403,049
0.9
79,000  American Eagle
Outfitters, Inc.
2,037,410
1.3
4,660
(1)
Cavco Industries, Inc.
1,859,620
1.2
7,540  Group 1 Automotive,
Inc.
2,203,414
1.4
49,400  International Game
Technology PLC
1,115,946
0.7
26,990
KB Home
1,913,051
1.3
26,570
Kontoor Brands, Inc.
1,600,842
1.0
33,070  Red Rock Resorts, Inc.
- Class A
1,978,247
1.3
52,964
(1)
Savers Value Village,
Inc.
1,021,146
0.7
18,180
Signet Jewelers Ltd.
1,819,273
1.2
32,050
(1)
Taylor Morrison Home
Corp.
1,992,549
1.3
19,619,407
12.7
Consumer Staples : 2.0%
23,610
(1)
BellRing Brands, Inc.
1,393,698
0.9
44,837
(1)
Central Garden & Pet
Co. - Class A
1,655,382
1.1
3,049,080
2.0
Energy : 9.4%
11,210
Chord Energy Corp.
1,998,070
1.3
26,500
Civitas Resources, Inc.
2,011,615
1.3
65,600
Golar LNG Ltd.
1,578,336
1.0
44,140
Murphy Oil Corp.
2,017,198
1.3
36,870  PBF Energy, Inc.
- Class A
2,122,606
1.4
101,950  Permian Resources
Corp.
1,800,437
1.2
39,980
SM Energy Co.
1,993,003
1.3
66,200
(1)
Talos Energy, Inc.
922,166
0.6
14,443,431
9.4
Financials : 19.9%
6,020
AMERISAFE, Inc.
302,023
0.2
11,760
Assured Guaranty Ltd.
1,026,060
0.7
24,180  Axis Capital Holdings
Ltd.
1,572,184
1.0
33,619  Bank of NT Butterfield
& Son Ltd.
1,075,472
0.7
50,930
BankUnited, Inc.
1,426,040
0.9
12,170
BOK Financial Corp.
1,119,640
0.7
117,990
F.N.B. Corp.
1,663,659
1.1
80,520
First Horizon Corp.
1,240,008
0.8
108,870
Fulton Financial Corp.
1,729,944
1.1
43,520  Hancock Whitney
Corp.
2,003,661
1.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
38,320
Lazard, Inc.
$ 1,604,458
1.1
70,729  MGIC Investment
Corp.
1,581,501
1.0
16,830
Popular, Inc.
1,482,555
1.0
77,060
Radian Group, Inc.
2,579,198
1.7
17,590
Stifel Financial Corp.
1,375,010
0.9
20,540
(1)
StoneX Group, Inc.
1,443,140
0.9
42,060  Synovus Financial
Corp.
1,684,924
1.1
23,500
UMB Financial Corp.
2,044,265
1.3
47,680  Washington Federal,
Inc.
1,384,150
0.9
16,300
Westamerica BanCorp
796,744
0.5
35,430
Zions Bancorp NA
1,537,662
1.0
30,672,298
19.9
Health Care : 7.3%
15,030
(1)
Apellis
Pharmaceuticals, Inc.
883,463
0.6
23,610
(1)
Arrowhead
Pharmaceuticals, Inc.
675,246
0.5
91,910
(1)
BioCryst
Pharmaceuticals, Inc.
466,903
0.3
150,821
(1)
GoodRx Holdings, Inc.
- Class A
1,070,829
0.7
14,030
(1)
Haemonetics Corp.
1,197,461
0.8
15,000
(1)
Ideaya Biosciences,
Inc.
658,200
0.4
36,000
(1)
Insmed, Inc.
976,680
0.6
39,480
(1)
LivaNova PLC
2,208,511
1.4
18,020
(1)
Merit Medical Systems,
Inc.
1,365,015
0.9
13,100
(1)
Prestige Consumer
Healthcare, Inc.
950,536
0.6
15,740
(1)
SpringWorks
Therapeutics, Inc.
774,723
0.5
11,227,567
7.3
Industrials : 17.3%
37,800
ABM Industries, Inc.
1,686,636
1.1
182,379
(1)
Alight, Inc. - Class A
1,796,433
1.2
12,970
ArcBest Corp.
1,848,225
1.2
15,940
AZZ, Inc.
1,232,321
0.8
21,030
(1)
Beacon Roofing
Supply, Inc.
2,061,361
1.3
18,570
(1)
Core & Main, Inc.
- Class A
1,063,132
0.7
39,400
(1)
Fluor Corp.
1,665,832
1.1
26,550
FTAI Aviation Ltd.
1,786,815
1.2
13,400
Herc Holdings, Inc.
2,255,220
1.5
33,622
Hillenbrand, Inc.
1,690,850
1.1
33,090
HNI Corp.
1,493,352
1.0
14,790
(1)
Kirby Corp.
1,409,783
0.9
53,564
Marten Transport Ltd.
989,863
0.6
18,280
Matson, Inc.
2,054,672
1.3
12,832
Moog, Inc. - Class A
2,048,629
1.3
11,510  Science Applications
International Corp.
1,500,789
1.0
26,583,913
17.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
VY
®
Columbia
Small Cap Value II Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology : 9.5%
39,920
(1)
Applied
Optoelectronics, Inc.
$ 553,291
0.4
15,000
(1)
Blackbaud, Inc.
1,112,100
0.7
55,588  Clear Secure, Inc.
- Class A
1,182,357
0.8
62,200
(1)
Knowles Corp.
1,001,420
0.7
65,790
(1)
Kyndryl Holdings, Inc.
1,431,590
0.9
38,730
(1)
Lumentum Holdings,
Inc.
1,833,866
1.2
110,219
(1)
N-able, Inc.
1,440,562
0.9
30,270  Progress Software
Corp.
1,613,694
1.0
13,850
(1)
ScanSource, Inc.
609,954
0.4
95,424  Vishay Intertechnology,
Inc.
2,164,216
1.4
35,630
Vontier Corp.
1,616,177
1.1
14,559,227
9.5
Materials : 8.4%
25,480
(1)
ATI, Inc.
1,303,812
0.8
37,300
Avient Corp.
1,618,820
1.1
20,500
Cabot Corp.
1,890,100
1.2
29,680  Carpenter Technology
Corp.
2,119,745
1.4
74,300
(1)
Constellium SE
1,642,773
1.1
22,450  Minerals Technologies,
Inc.
1,690,036
1.1
19,619
Ryerson Holding Corp.
657,236
0.4
45,540
(1)
Summit Materials, Inc.
- Class A
2,029,718
1.3
12,952,240
8.4
Real Estate : 6.5%
47,280  Cousins Properties,
Inc.
1,136,611
0.7
76,460  Kite Realty Group
Trust
1,657,653
1.1
104,550
Macerich Co.
1,801,397
1.2
41,200
Rayonier, Inc.
1,369,488
0.9
122,460
RLJ Lodging Trust
1,447,477
0.9
86,100  Tanger Factory Outlet
Centers, Inc.
2,542,533
1.7
9,955,159
6.5
Utilities : 4.7%
33,480
ALLETE, Inc.
1,996,747
1.3
34,500  New Jersey Resources
Corp.
1,480,395
0.9
35,900  Portland General
Electric Co.
1,507,800
1.0
36,990
Spire, Inc.
2,270,077
1.5
7,255,019
4.7
Total Common Stock
(Cost $127,843,635)
152,585,895
99.2
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 0.1%
1,060  iShares Russell 2000
Value ETF
$ 168,338
0.1
Total Exchange-Traded
Funds
(Cost $161,698)
168,338
0.1
Total Long-Term
Investments
(Cost $128,005,333)
152,754,233
99.3
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.6%
Mutual Funds : 0.6%
851,742
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
(Cost $851,742) $ 851,742 0.6
Total Short-Term
Investments
(Cost $851,742)
851,742
0.6
Total Investments in
Securities
(Cost $128,857,075) $ 153,605,975 99.9
Assets in Excess of
Other Liabilities 220,333 0.1
Net Assets $ 153,826,308 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
VY
®
Columbia
Small Cap Value II Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 152,585,895 $ — $ — $ 152,585,895
Exchange-Traded Funds 168,338 — — 168,338
Short-Term Investments 851,742 — — 851,742
Total Investments, at fair value $ 153,605,975 $ — $ — $ 153,605,975
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 26,563,803
Gross Unrealized Depreciation (1,814,903)
Net Unrealized Appreciation $ 24,748,900